Stock-Based Compensation (Restricted Stock And RSU Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 4.1
Unrecognized compensation cost, period of recognition, in years (years)	2 years 9 months 18 days
Fair market value on grant date	2.3	5.5	10.0
Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	42.3
Unrecognized compensation cost, period of recognition, in years (years)	2 years 10 months 24 days
Fair market value on grant date	$ 22.7
Minimum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	1 year
Minimum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	3 years
Minimum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Maximum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Maximum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	5 years
Maximum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	5 years